Cover	Jun. 03, 2022	Mar. 07, 2022
Cover [Abstract]
Document Type		8-K/A
Document Period End Date		Sep. 23, 2022
Entity Registrant Name		OPTINOSE, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38241
Entity Tax Identification Number		42-1771610
Entity Address, Address Line One		1020 Stony Hill Road
Entity Address, Address Line Two		Suite 300
Entity Address, City or Town		Yardley
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19067
City Area Code	267
Local Phone Number		364-3500
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
Title of 12(b) Security		Common stock, par value $0.001 per share
Trading Symbol		OPTN
Security Exchange Name		NASDAQ
Entity Central Index Key		0001494650
Amendment Flag		true
Amendment Description	Employment Agreements